Warrants (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 02, 2021 USD ($) shares	Dec. 31, 2022 USD ($) D $ / shares shares
Warrants
Financial designation, predecessor and successor	Successor			Predecessor	Successor
Warrants outstanding (shares) | shares	10,819,105				11,248,285
Mark-to-market adjustment of stock warrants | $	$ (2,272)	$ (649)	$ 5,861	$ 7,665	$ (9,865)
Public and Private Placement Warrants | Class A Common Stock
Warrants
Warrant to purchase (in shares) | shares					1
Exercise price (in dollars per share) | $ / shares					$ 11.50
Expected term of warrants					5 years
Threshold share price | $ / shares					$ 18.00
Threshold trading days | D					20
Trading period of shares equal or over $18.00 for 20-days					30 days
Warrants outstanding | $	11,400				$ 1,500
Mark-to-market adjustment of stock warrants | $	$ 2,300			$ 7,700	$ 9,900
Number of warrants exercised | shares	0			0	0